Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Net cost of assets under capital leases		$ 1,000,000
Depreciation charge	$ 676,000,000	750,000,000	$ 838,000,000
Capital investment funding	7,000,000		3,000,000
Reduction in depreciation charges due to public funding	4,000,000	4,000,000	6,000,000
Cash proceeds from sale of property, plant and equipment	62,000,000	9,000,000	$ 12,000,000
Shanghai Buildings [Member]
Property, Plant and Equipment [Line Items]
Cash proceeds from disposed of non-strategic assets	26,000,000
Longgang Buildings [Member]
Property, Plant and Equipment [Line Items]
Cash proceeds from disposed of non-strategic assets	29,000,000
Maximum [Member]
Property, Plant and Equipment [Line Items]
Net cost of assets under capital leases	$ 1,000,000
Capital investment funding		$ 1,000,000